UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-03074

                         Northeast Investors Growth Fund
               (Exact name of registrant as specified in charter)

                                100 High Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                  David Randall
                                 100 High Street
                                Boston, MA 02110
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 617-523-3588

                   Date of fiscal year end: December 31, 2010

                  Date of reporting period: December 31, 2010



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.


Item 1. Reports to Stockholders.

                                   NORTHEAST
                                   INVESTORS
                                  GROWTH FUND
                                 A NO-LOAD FUND
                                 Annual Report
                               For the Year Ended
                               December 31, 2010

Table of Contents
Letter to Shareholders . . . . . . . . . . . . . . . . .. . . 2
Fund Performance. . . . . . . . . . . . . . . . . . . . . . . 4
Schedule of Investments . . . . . . . . . . . . . . . . . . . 9
Financial Statements . . . . . . . . . . . . . . . . . . . . 14
Notes to the Financial Statements. . . . . . . . . . . . . . 15
Report of Independent Registered Public
Accounting Firm . . . . . . . . . . . . . . . . . . . .  . . 20
Trustees & Officers . . . . . . . . . . . . . . . . . .  . . 21

Dear Fellow Shareholders:

We are pleased to report another positive year for your Fund. Northeast Investors Growth Fund rose 16.38% for the year ending December 31, 2010, as compared to the S&P 500 Index which was up 15.07%. The performance in 2010 occurred in spite of significant economic overhangs. At the beginning of 2010 we believed it was likely the US government would begin to ease from its supportive fiscal and monetary position. However, that did not occur. Instead we saw both accommodative monetary policy, with a second round of quantitative easing (QEII), and accommodative fiscal policy with the late-December extension of the "Bush" tax cuts. The Fed announcement of QEII in August supported the equity markets against continuing a slide that had begun at April's end as the European debt crises in countries like Greece, Ireland, Portugal, and Spain resurfaced, as fear crept into the market following the "flash crash" in early May and as concerns of a double-dip recession were voiced mid-summer. Despite the supportive policy stance, there were many signs of strength in the companies the Fund invested in, and these signs of recovery were reflected in their performance.

A top-contributing sector in the Fund was Information Technology. The Fund's stock selection in this area greatly outperformed the Index. Akamai Technologies, Apple Inc., and newcomer Juniper Networks contributed nicely to Fund performance. Akamai, notable last year for its significant underperformance, was able to capitalize on a number of trends in its favor, the most significant being the growth of internet traffic as the use of digital content continues to expand. Apple continued its remarkable longer-term performance in 2010 with the release of the iPad and the iPhone 4. Though Apple continues to have a small share of the desk top computer market - less than 10%- it is increasing its market share in newer categories, namely smartphones and tablet computers. Juniper Networks, a new addition to the Fund, is a company that helps build the backbone of the internet- providing routers and switches to our digital world.We like the company and believe the theme of continued growth of the Internet will be a favorable one for Juniper.

Consumer Discretionary was the best performing area for the S&P 500 Index and a very strong area for the Fund. In 2010, consumers began to return to the marketplace, creating expectations that the economy would stabilize and expand due to their presence. Though consumers can be fickle, their focus appears to be on quality and value -by and large the Fund's holdings represent these characteristics. The best performer in this area, Ford, continued to reposition its product line with smaller, more fuel-efficient offerings, and has gained share in the US marketplace against companies like Toyota. Nike, the manufacturer of sneakers and athletic clothes, has a respected brand name, and though its products may not be inexpensive, they are viewed as high quality and desirable. McDonalds continued to attract clients with meals priced for a cautious consumer and restyled restaurants to invite people to linger over a coffee and a sandwich.

A heavy allocation to companies in the Industrial area was favorable to Fund performance. We owned a number of strong performers in this area- Deere, Emerson Electric, Danaher and United Technologies-all benefited from an economy that was improving both domestically and internationally. The deep recession had affected these more cyclically oriented companies- when the economy slowed, decisions to invest in new equipment or projects were delayed. As the economy rebounded the products manufactured by these deep-rooted, well run companies were again in demand.

There were areas that detracted from performance. Investments in the Health Care area were weaker than the overall Index performance. Concerns of increased regulation and compressed margins have weighed heavily on these stocks. The companies we own, we like for various reasons: Teva Pharmaceutical is well positioned as the largest provider of generic drugs, Medco Health Solutions enables companies to manage better health care costs through their pharmacy benefit solutions, and Novartis AG, a new investment in the Fund, is a well-run pharmaceutical company that also manufactures generic drugs and many consumer-oriented products. Though these companies, by and large, lagged the market in 2010, we believe they represent good value, and see this area as one in which we may increase our exposure.

Though our outlook for 2011 is positive, there are longer-term issues that continue to concern us- specifically high unemployment and the high levels of public debt. With the consumer comprising more than 2/3 of the US economy, unemployment must improve in order for our economic recovery to be sustainable longer-term. Tax breaks for business investment were incorporated in the tax cuts approved by Congress at the end of December. Measures like this, coupled with businesses having a greater degree of clarity over the future may encourage hiring. Also included in the tax package was a temporary decrease in payroll taxes. For those individuals employed, this will boost their cash flow and can help support an expanding economy or assist them in paying down their outstanding debt. As the economy strengthens, the high level of debt on the consumer and federal balance sheet will need to be reduced in order to achieve a lasting recovery.

We welcome and encourage you to contact us with any questions, concerns or comments. Please call us directly or visit our website at www.northeastinvestors.com where you can view the Fund's closing price, portfolio composition, and historical performance. If you follow your investments on-line, the ticker symbol for the Fund is NTHFX. Our lines of communication are always open to our most important partners, our fellow shareholders. We continue to appreciate your support.

William A. Oates

John F. Francini

Nancy M. Mulligan
February 2011


Average Annual Total Return

One year ended December 31, 2010 . . . . . . . . . . . . . . . . . . . . 16.38%
Five years ended December 31, 2010 . . .. . . . . . . . . . . . . . . . . 1.76%
Ten years ended December 31, 2010 . . . . . . . . . . . . . . . . . . . . 0.82%


Performance Graph (Unaudited)
(Ten Years)
The following graph compares the cumulative total shareholder return on the Northeast Investors Growth Fund shares over the ten preceding years to the cumulative total share return on the Standard & Poor's 500 Index. Assuming an investment of $10,000 in both at their closing prices on December 31, 2000 and reinvestment of dividends and capital gains. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Keep in mind that past performance does not guarantee future returns, and an investment in the Fund is not guaranteed. For management's discussion of the Growth Fund's 2010 performance, including strategies and market conditions which influenced such performance, see the letter to shareholders.

Table Omitted


                  2001   2002   2003   2004    2005    2006    2007   2008   2009    2010

Northeast
Investors
Growth          $8,285 $6,407 $8,226 $8,930  $9,946 $10,865 $12,375 $7,226 $9,325 $10,852
Fund

Standard
& Poor's        $8,812 $6,865 $8,833 $9,794 $10,275 $11,898 $12,550 $7,906 $9,999 $11,506
500 Index



Returns and Per Share Data

                                        Year Ended December 31,
                        2001  2002  2003  2004  2005  2006  2007  2008  2009  2010

Net Asset Value        15.43 11.91 15.26 16.52 18.40 20.10 20.19 11.74 15.15 17.60
Income Dividend         0.00  0.02  0.03  0.05  0.00  0.00  0.04  0.05  0.00  0.03
Capital Gains Dist.     1.44  0.00  0.00  0.00  0.00  0.00  2.60  0.00  0.00  0.00
NEIG Return(%)         17.15 22.67 28.39  8.56 11.38  9.24 13.90 41.61 29.05 16.38
S&P 500 Return(%)      11.88 22.10 28.68 10.88  4.91 15.79  5.48 37.00 26.47 15.07

Table Omitted

Quarterly Portfolio Holdings: Each fiscal quarter-end the Fund is required to file a complete schedule of investments with the Securities and Exchange Commission. The schedules of portfolio holdings for the second and fourth quarters appear in the semi-annual and annual reports to shareholders. For the first and third quarters, the Fund files the schedules of portfolio holdings with the SEC on Form N-Q. The Fund makes the information on Form N-Q available on its website at www.northeastinvestors.com or upon request.

Shareholders may also access and review information and reports of the Fund, including Form N-Q, at the SEC's Public Reference Room in Washington, D.C. You can call the SEC at 1-202-942-8090 for information about the operation of the Public Reference Room. Reports and other information about the Fund are available on the SEC's internet site at http://www.sec.gov. and copies may be obtained for a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Center of the Securities and Exchange Commission, Washington, D.C. 20549-0102. The Fund's reference number as a registrant under the Investment Company Act of 1940 is 811-3074


About Your Fund's Expenses

                        Annualized      Beginning Account Value         Ending Account Value            Expenses Paid During Period
                        Expense Ratio         6/30/2010                      12/31/2010                    6/30/2010 - 12/31/2010

Actual Return
25.76%                     1.40%              $1,000.00                       $1,257.60                            $7.97
Hypothetical
(5% return per year
before expenses)           1.40%              $1,000.00                       $1,018.16                            $7.11


Example:

As a shareholder of the Fund, you incur ongoing costs, including management fees, and other fund expenses. This example is intended to help you understand these expenses of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, 6/30/2010 - 12/31/2010.

Actual Expenses:

The first line of the table above provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on you account during this period.

Hypothetical Example for Comparison Purposes:

The second line of the table above provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this5%hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Ten Largest Investment Holdings

December 31, 2010

                                                Market          Percent of
                                                Value           Net Assets
-------------------------------------------------------------------------------
Apple, Inc. . . . . . . . . . . . . . . . . . . $3,257,856      3.49%
Google, Inc., Class A . . . . . . . . . . . . .. 3,207,438      3.44%
Deere & Co. . . . . . . . . . . . . . . . . . .. 3,160,053      3.39%
Danaher Corp. . . . . . . . . . . . . . . . . .. 2,820,766      3.02%
Emerson Electric Co. . . . . . . . . . . . . . . 2,767,028      2.97%
Akamai Technologies, Inc. . . . . . . . . . . .. 2,700,670      2.90%
International Business Machines Corp. . . . . .. 2,641,680      2.83%
Goldman Sachs Group . . . . . . . . . . . . . .. 2,589,664      2.78%
Schlumberger Ltd. . . . . . . . . . . . . . . .. 2,488,300      2.67%
United Technologies Corp. . . . . . . . . . . .  2,400,960      2.57%


Summary of Sector Weightings as a Percentage of Net Assets

December 31, 2010

                                        Market      Northeast Investors  S&P 500
Major Sectors                           Value           Growth Fund       Index
-------------------------------------------------------------------------------
Consumer Discretionary . . . . . . . .  $ 9,019,870        9.67%         10.63%
Consumer Staples . . . . . . . . . . . .$ 5,127,486        5.50%         10.63%
Energy . . . . . . . . . . . . . . . . .$13,544,364       14.52%         12.03%
Financials . . . . . . . . . . . . . .  $15,565,188       16.69%         16.06%
Health Care. . . . . . . . . . . . . . .$ 7,346,118        7.88%         10.91%
Industrials . . . . . . . . . . . . . . $15,057,091       16.15%         10.95%
Information Technology . . . . . . . . .$19,247,271       20.64%         18.65%
Materials . . . . . . . . . . . . . . . $ 4,318,941        4.63%          3.74%
Telecommunication Services . . . . . . .$ 4,089,227        4.38%          3.10%
Utilities . . . . . . . . . . . . . . . $         -        0.00%          3.30%
Cash, other assets and liabilities . .  $ (51,775)        -0.06%          0.00%
                                                        --------        -------
                                                         100.00%        100.00%


Summary of Net Assets by Industry
December 31, 2010

                                                        Market          % of
                                                        Value       Net Assets
Common Stocks
-------------------------------------------------------------------------------
Aerospace & Defense . . . . . . . . . . . . . . . . . . $ 2,400,960     2.58%
Asset Management & Custodian . . . . . . . . . . . .. . . 3,825,556     4.10%
Automobile Manufacturers . . . .  . . . . . . . . . . . . 2,056,775     2.21%
Communications Equipment . . . . . . . . . . . . . . .. . 3,535,735     3.79%
Computer Hardware . . . . . . . . . . . . . . . . . . . . 3,257,856     3.49%
Construction & Farming . . . . . . . . . . . . . . . .. . 3,160,053     3.39%
Diversified Banks . . . . . . . . . . . . . . . . . . . . 1,456,530     1.56%
Diversified Financial Services . . . . . . . . . . . .. . 3,878,466     4.16%
Diversified Minerals . . . . . . . . . . . . . . . . .. . 1,209,950     1.30%
Electrical Components & Equipment . . . . . . . . . . . . 2,767,028     2.97%
Electronic Components . . . . . . . . . . . . . . . . . . 2,088,492     2.24%
Footwear . . . . . . . . . . . . . . . . . . . . . . .. . 2,229,462     2.39%
Health Care Services . . . . . . . . . . . . . . . . .. . 1,556,258     1.67%
Household Products . . . . . . . . . . . . . . . . . .. . 1,370,229     1.47%
Industrial Conglomerate . . . . . . . . . . . . . . . . . 2,249,670     2.41%
Industrial Machinery . . . . . . . . . . . . . . . . .. . 2,820,766     3.02%
Integrated Oil & Gas . . . . . . . . . . . . . . . . .. . 5,525,495     5.92%
Integrated Telecommunication Services . . . . . . . . . . 1,691,530     1.82%
Internet Retail . . . . . . . . . . . . . . . . . . . . . . 720,000     0.77%
Internet Software & Services . . . . . . . . . . . . .. . 5,908,108     6.33%
Investment Bank & Brokerage . . . . . . . . . . . . . . . 2,589,664     2.78%
IT Consulting & Other Services . . . . . . . . . . . .. . 2,641,680     2.83%
Metals & Mining . . . . . . . . . . . . . . . . . . . . . 1,981,485     2.12%
Movies & Entertainment . . . . . . . . . . . . . . . .. . 1,818,297     1.95%
Oil & Gas Equipment . . . . . . . . . . . . . . . . . . . 4,808,425     5.16%
Oil & Gas Exploration . . . . . . . . . . . . . . . . . . 3,210,444     3.44%
Packaged Foods. . . . . . . . . . . . . . . . . . . . . . 1,999,880     2.15%
Pharmaceuticals . . . . . . . . . . . . . . . . . . . . . 5,789,860     6.21%
Railroads . . . . . . . . . . . . . . . . . . . . . . . . 1,658,614     1.78%
Regional Banks . . . . . . . . . . . . . . . . . . . .. . 2,157,960     2.31%
Restaurants . . . . . . . . . . . . . . . . . . . . . . . 2,195,336     2.35%
Soft Drinks . . . . . . . . . . . . . . . . . . . . . . . 1,757,377     1.88%
Specialized Finance . . . . . . . . . . . . . . . . . . . 1,657,012     1.78%
Steel . . . . . . . . . . . . . . . . . . . . . . . .   . 1,127,506     1.21%
Systems Software . . . . . . . . . . . . . . . . . . .  . 1,815,400     1.95%
Wireless Services . . . . . . . . . . . . . . . . . . . . 2,397,697     2.57%
                                                        -----------     -----
Total Common Stocks . . . . . . . . . . . . . . . . . . $93,315,556   100.06%
Total Cash Equivalents. . . . . . . . . . . . . . . . . . 5,153,484     5.52%
                                                        -----------     -----
Total Investment Portfolio . . . . . . . . . . . . . . . 98,469,040   105.58%
Net Other Assets and Liabilities. . . . . . . . . . . .  (5,205,259)    5.58%
                                                        -----------     -----
Total Net Assets . . . . . . . . . . . . . .. . . . . . $93,263,781   100.00%


Schedule of Investments December 31, 2010

                                                Number          Market  Percent
Common Stock Sector                             of              Value   of Net
Name of Issuer                                  Shares         (Note B) Assets
-------------------------------------------------------------------------------

Consumer Discretionary
-------------------------------------------------------------------------------
Amazon.com, Inc.^ . . . . . . . . . . . . . . . 4,000       $ 720,000
Ford Motor Co.^ . . . . . . . . . . . . . . . 122,500       2,056,775
McDonald's Corp.* . . . . . . . . . . . . . .. 28,600       2,195,336
Nike, Inc.# . . . . . . . . . . . . . . . . .. 26,100       2,229,462
Walt Disney Co. . . . . . . . . . . . . . . .. 48,475       1,818,297
                                                           ----------
                                                            9,019,870   9.67%

Consumer Staples
-------------------------------------------------------------------------------
Nestle SA* . . . . . . . . . . . . . . . . . . 34,000       1,999,880
PepsiCo, Inc.* . . . . . . . . . . . . . . . . 26,900       1,757,377
Procter & Gamble Co.* . . . . . . . . . .  . . 21,300       1,370,229
                                                           ----------
                                                            5,127,486   5.50%

Energy
-------------------------------------------------------------------------------
Apache Corp. . . . . . . . . . . . . . .   . . 16,400       1,955,372
Chevron Corp.* . . . . . . . . . . . . . . . . 18,500       1,688,125
EnCana Corp. . . . . . . . . . . . . . . . . . 43,100       1,255,072
Exxon Mobil Corp.* . . . . . . . . . . . . . . 25,782       1,885,180
National Oilwell Varco, Inc. . . . . . . . . . 34,500       2,320,125
Occidental Petroleum Corp. . . . . . . . . . . 19,900       1,952,190
Schlumberger Ltd. . . . . . . . . . . . . . .. 29,800       2,488,300
                                                           ----------
                                                           13,544,364   14.52%

Financials
-------------------------------------------------------------------------------
Citigroup, Inc.^. . . . . . . . . . . . . . . 331,200       1,566,576
CME Group, Inc. . . . . . . . . . . . . . . . . 5,150       1,657,012
Eaton Vance Corp.* . . . . . . . . . . . . . . 54,600       1,650,558
Fifth Third Bancorp . . . . . . . . . . . . . 147,000       2,157,960
Goldman Sachs Group . . . . . . . . . . .. . . 15,400       2,589,664
JPMorgan Chase & Co. . . . . . . . . . . . . . 54,500       2,311,890
T. Rowe Price Group, Inc.* . . . . . . . . . . 33,700       2,174,998
Wells Fargo & Co. . . . . . . . . . . . .. . . 47,000       1,456,530
                                                           ----------
                                                           15,565,188   16.69%

Health Care
-------------------------------------------------------------------------------
Johnson & Johnson . . . . . .  . . . . . . . . 24,800       1,533,880
Medco Health Solutions, Inc.^ . . . . . . . .. 25,400       1,556,258
Novartis AG, ADR# . . . . . . . . . . . . . .. 21,000       1,237,950
Pfizer, Inc. . . . . . . . . . . . . . . . . . 89,000       1,558,390
Teva Pharmaceutical Industries Ltd. . . . . .  28,000       1,459,640
                                                           ----------
                                                            7,346,118   7.88%

Industrials
-------------------------------------------------------------------------------
Danaher Corp.* . . . . . . . . . . . . . . . . 59,800       2,820,766
Deere & Co.* . . . . . . . . . . . . . . . . . 38,050       3,160,053
Emerson Electric Co.*. . . . . . . . . . . . . 48,400       2,767,028
General Electric Co. . . . . . . . . . . . . .123,000       2,249,670
Union Pacific Corp. . . . . . . . . . . . . . .17,900       1,658,614
United Technologies Corp.* . . . . . . . . . . 30,500       2,400,960
                                                           ----------
                                                           15,057,091   16.15%

Information Technology
-------------------------------------------------------------------------------
Akamai Technologies, Inc.^# . . . . . . . .  . 57,400       2,700,670
Apple, Inc.^ . . . . . . . . . . . . . . . . . 10,100       3,257,856
Corning, Inc.* . . . . . . . . . . . . . . . .108,100       2,088,492
Google, Inc., Class A*^ . . . . . . . . . . . . 5,400       3,207,438
International Business Machines Corp. . . . .  18,000       2,641,680
Juniper Networks, Inc.^ . . . . . . . . . . .  45,500       1,679,860
Oracle Corp. . . . . . . . . . . . . . . . . . 58,000       1,815,400
Qualcomm, Inc. . . . . . . . . . . . . . . . . 37,500       1,855,875
                                                           ----------
                                                           19,247,271   20.64%

Materials
-------------------------------------------------------------------------------
Freeport-McMoran Copper & Gold, Inc. . . . . . 16,500       1,981,485
United States Steel Corp.# . . . . . . . . . . 19,300       1,127,506
Vale SA . . . . . . . . . . . . . . . . . . .. 35,000       1,209,950
                                                           ----------
                                                            4,318,941    4.63%

Telecommunication Services
-------------------------------------------------------------------------------
America Movil, ADR . . . . . . . . . . . . . . 29,500       1,691,530
American Tower Corp., Class A^ . . . . . . . . 46,431       2,397,697
                                                           ----------
                                                            4,089,227   4.38%

Total Common Stocks (Cost-$66,604,911). . . . . . . . . . $93,315,556 100.06%
                                                          -----------
Repurchase Agreement
-------------------------------------------------------------------------------
State Street Bank & Trust Co. Repurchase
Agreement, 0.01% due 1/3/11 @. . . . . . . . . . . . . . . . . 68,077
                                                          -----------
Total Repurchase Agreement (Cost-$68,077) . . . . . . . . .  $ 68,077   0.07%

Cash Equivalents
-------------------------------------------------------------------------------
State Street Bank & Trust Navigator Prime~ . . . . . . . .  5,085,407
                                                          -----------
Total Cash Equivalents (Cost-$5,085,407) . . . . . . .    $ 5,085,407   5.45%

Total Investment Portfolio (Cost-$71,758,395) . . . .      98,469,040 105.58%
                                                          -----------
Net Other Assets and Liabilities . . . . . . . . . . . . . (5,205,259) -5.58%
Total Net Assets. . . . . . . . . . . . . . . . . . . . . $93,263,781 100.00%

^ Non-income producing security
* All or a portion of this security is pledged to collateralize short-term borrowings, when utilized
# All or a portion of this security is currently out on loan (See Note I)
@ Acquired on December 31, 2010. Collateralized by $73,777 of market value of U.S. Government mortgage-backed securities due through 9/25/2039. The maturity value is $68,077
~ Security held as collateral for securities on loan

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
December 31, 2010

Assets
-------------------------------------------------------------------------------
Investments - at market value (including securities loaned of $4,954,523)
(cost $71,758,395) . . . . . . . . . . . . . . . .. . . . . . . . . $98,469,040
Dividends receivable . . . . . . . . . . . . . . . . . . . . . . . . . . 81,394
Receivable for shares sold. . . . . . . . . . . . . . . . . . . . . . . . . 165
Other receivables . . . . . . . . . . . . . .. . . . . . . . . . . . . . 15,587
                                                                    -----------
Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . 98,566,186

Liabilities
-------------------------------------------------------------------------------
Collateral on securities loaned, at value . . . . . . . . . . . . . . 5,085,407
Payable for shares repurchased . . . . . . . . . . . . . . . . . . . . . 87,922
Accrued audit expense . . . . . . . . . . . . .  . . . . . . . . . . . . 52,067
Accrued investment advisory fee . . . . . . . . .  . . . . . . . . . . . 47,895
Accrued other expenses . . . . . . . . . . . . . . . . . . . . . . . . . 29,114
                                                                    -----------
Total Liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . 5,302,405

Net Assets . . . . . . . . . . .. . . . . . . . . . . . . . . . . . $93,263,781
                                                                    -----------
Net Assets Consist of:
Capital paid-in . . . . . . . . . . . . . . . . . . . . . . . . . . $71,838,528
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . (5,285,392)
Net unrealized appreciation (depreciation) of investments . . . . .  26,710,645
                                                                    -----------
Net Assets . . . . . . . . . . . . . . . . . .. . . . . . . . . . . $93,263,781
                                                                    -----------

Net Asset Value, offering price and redemption price per share
($93,263,781/5,299,197 shares) . . . . . . . . . . . . . . . . . . . . . $17.60

The accompanying notes are an integral part of the financial statements.


Statement of Operations
Year Ended December 31, 2010

Investment Income

Dividend Income . . . . . . . . . . . . . . . . . . . . . .  . . . . $1,240,253
Security Lending Income . . . . . . . . . . . . . . . . . . . . . . . . . 9,112
Interest Income . . . . . . . . . . . . . . . . . . . . . .  . . . . . . . . 26
Other Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 10,595
                                                                     ----------
Total Income . . . . . . . . . . . . . . . . . . . . . . . . .  . . . 1,259,986

Expenses
Investment advisory fee . . . . . . . . . . . . . . . . . . . .. . . . $541,726
Administrative expenses and salaries . . . . . . . . . . . . .  . . . . 252,271
Legal fees . . . . . . . . . . . . . . . . . . . . . . . . . .  . . . . 113,554
Audit fees. . . . . . . . . . . . . . . . . . . . . . . . . . .. . . . . 82,125
Printing, postage, and stationery . . . . . . . . . . . . . . .. . . . . 47,750
Insurance . . . . . . . . . . . . . . . . . . . . . . . . . . .. . . . . 41,975
Registration and filing fees . . . . . . . . . . . . . . . . . . . . . . 36,500
Trustee fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 30,000
Computer and related expenses . . . . . . . . . . . . . . . . .. . . . . 29,625
Telephone expense. . . . . . . . . . . . . . . . . . . . . . . . . . . . 14,750
Commitment fee . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 14,487
Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 12,410
Interest fee . . . . . . . . . . . . . . . . . . . . . . . . .  . . . . . 4,811
Miscellaneous fees . . . . . . . . . . . . . . . . . . . . . .  . . . . . 8,600
                                                                     ----------
Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . $1,230,584
                                                                     ----------
Net Investment Income . . . . . . . . . . . . . . . . . . . . . . . . . $29,402
                                                                     ----------

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from investment transactions . . . . . . .. $2,488,231
Change in unrealized appreciation (depreciation) of investments . .. 10,777,800
                                                                     ----------
Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . 13,266,031
                                                                     ----------
Net increase (decrease) in net assets resulting from operations . . $13,295,433

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

                                                                        Year Ended      Year Ended
                                                                        December 31,    December 31,
                                                                        2010            2009
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss) . . . . . . . . . . . . . . . . . . .. . . $29,402         $134,876
Net realized gain (loss) from investment transactions . . . . . . . . 2,488,231       (4,375,255)
Change in unrealized appreciation (depreciation) of investments . .  10,777,800       25,837,129
                                                                     ----------       ----------
Net Increase (Decrease) in Net Assets
Resulting from Operations . . . . . . . . . . . . .. . . . . . . . . 13,295,433       21,596,750
                                                                     ----------       ----------
Distributions to Shareholders
From net investment income . . . . . . . . . . . . . . . . . . . . . . (164,278)               -
Total Distributions to Shareholders . . . . . . . . . . . . . . . . .. (164,278)               -

From Net Fund Share Transactions . . . . . . . . . . . . .  . . . . (12,231,152)      (7,686,398)
                                                                    -----------       ----------
Total Increase (Decrease) in Net Assets . . . . . . . . . . . . . . . . 900,003       13,910,352

Net Assets:
Beginning of Period . . . . . . . . . . . . . . . . . . . . . .  . . 92,363,778       78,453,426
                                                                    -----------       ----------
End of Period. . . . . . . . . . . . . . . . . . . . . . . . . . . .$93,263,781      $92,363,778
                                                                    -----------       ----------
Undistributed Net Investment Income . . . . . . . . . . . . . . . . . . .     -         $134,876

The accompanying notes are an integral part of the financial statements.

Financial Highlights

                                                                        Year Ended December 31,
Per Share Data ^                                2010            2009            2008            2007            2006

Net Asset Value:
Beginning of Period . . . . . . . . . . . . . $15.15          $11.74          $20.19          $20.10          $18.40

Income From Investment Operations:
Net investment income (loss) . . . . . . . . .  0.01            0.02            0.05            0.02            0.01
Net realized and unrealized gain (loss) on
investment . . . . . . . . . . . . . . . . . . .2.47            3.39           (8.45)           2.71            1.69

Total from investment operations . . . . . . .. 2.48            3.41           (8.40)           2.73            1.70
                                              ------          ------          ------          ------          ------
Less Distributions:
Net investment income . . . . . . . . . . . .  (0.03)           0.00           (0.05)          (0.04)           0.00
Capital Gain . . . . . . . . . . . . . . . .  . 0.00            0.00            0.00           (2.60)           0.00
                                              ------          ------          ------          ------          ------
Total Distributions . . . . . . . . . . . . . .(0.03)           0.00           (0.05)          (2.64)           0.00
Net Asset Value:
End of Period . . . . . . . . . . . . . . . . $17.60          $15.15          $11.74          $20.19          $20.10
                                              ------          ------          ------          ------          ------
Total Return . . . . . . . . . . . . . . . . . 16.38%          29.05%         -41.61%          13.90%           9.24%

Ratios & Supplemental Data

Net assets end of period (in thousands) . .  $93,264         $92,364         $78,453        $145,440        $139,927
Ratio of operating expenses to average net
assets (includes interest expense) . . . . .    1.39%           1.60%           1.27%           1.10%           1.15%
Ratio of interest expense to average net
assets . . . . . . . . . . . . . . .  . . . . . 0.01%           0.00%*          0.00%*          0.01%           0.00%*
Ratio of net investment income to average
net assets . . . . . . . . . . . . . .. . . . . 0.03%           0.16%           0.29%           0.11%           0.08%
Portfolio turnover rate. . . . . . . . . .. . . . 15%             36%             45%             40%             52%

^ Average share method used to calculate per share data
* Amount is less than .01%

Notes to Financial Statements

Note A-Organization

Northeast Investors Growth Fund (the "Fund") is a diversified, no-load, open-end, seriestype management investment company registered under the Investment Company Act of 1940, as amended. The Fund presently consists of one portfolio and is organized as a Massachusetts business trust.

The Fund's objective is to produce long term growth for its shareholders.

Note B-Significant Accounting Policies

Significant accounting policies of the Fund are as follows:

Valuation of Investments: Investments in securities traded on national securities exchanges are valued based upon closing prices on the exchanges. Securities traded in the over-the-counter market and listed securities with no sales on the date of valuation are valued at closing bid prices. Repurchase agreements are valued at cost with earned interest included in interest receivable. Other short-term investments, when held by the Fund, are valued at cost plus earned discount or interest which approximates market value.

Securities and other assets for which market quotations are not readily available (including restricted securities, if any) are valued at their fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees. Methodologies and factors used to fair value securities may include, but are not limited to, information of any recent sales, the analysis of the company's financial statements, quotations or evaluated prices from broker-dealers and/or pricing services and information obtained from analysts. The Fund may use fair value pricing for foreign securities if a material event occurs that may effect the price of a security after the close of the foreign market or exchange (or on days the foreign market is closed) but before the Fund prices it's portfolio, generally at 4:00 p.m. ET. Fair value pricing may also be used for securities acquired as a result of corporate restructurings or reorganizations as reliable market quotations for such issues may not be readily available. At December 31, 2010 there were no securities priced at fair value as determined in good faith.

Security Transactions: Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Federal Income Taxes: No provision for federal income taxes is necessary since the Fund has elected to qualify under subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2010 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

State Income Taxes: Because the Fund has been organized by an Agreement and Declaration of Trust executed under the laws of the Commonwealth of Massachusetts, it is not subject to state income or excise taxes.

Distributions and Income: Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for capital loss carryovers and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in-capital. The Fund's Page 15 distributions and dividend income are recorded on the ex-dividend date. Interest income, which consists of interest from repurchase agreements, is accrued as earned.

Net Asset Value: In determining the net asset value per share, rounding adjustments are made for fractions of a cent to the next higher cent.

Use of Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note C-Investment Advisory and Service Contract

The Fund has its investment advisory and service contract with Northeast Management & Research Company, Inc. (the "Advisor"). Under the contract, the Fund pays the Advisor an annual fee at a maximum rate of 1% of the first $10,000,000 of the Fund's average daily net assets, 3.4 of 1% of the next $20,000,000 and 1.2 of 1% of the average daily net assets in excess of $30,000,000, in monthly installments on the basis of the average daily net assets during the month preceding payment.

Under the Fund's Investment Advisory Agreement (the "Agreement"), personnel of the Advisor provide the Fund with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Fund's organization. The Advisor also provides the Fund with necessary office space and portfolio accounting and bookkeeping services. The salaries of all officers of the Fund or of the Advisor performing services relating to research, statistical and investment activities are paid by the Advisor.
Messrs. John C. Emery, Michael Baldwin, and F. Washington Jarvis, the Fund's disinterested Trustees, are not officers or directors of the Advisor. The compensation of all disinterested Trustees of the Fund is borne by the Fund.

The Fund pays expenses, including the salaries of employees engaged in the following activities, related to its role as transfer, dividend paying and shareholder servicing agent.

Note D-Purchases and Sales of Investments

The cost of purchases and proceeds from sales of investments, other than short-term securities, aggregated $12,730,364 and $24,497,059, respectively, for the year ended December 31, 2010.

Note E-Shares of Beneficial Interest

At December 31, 2010, there was an unlimited number of shares of beneficial interest authorized with no par value. Transactions in shares of beneficial interest were as follows:

                                                December 31, 2010                       December 31, 2009
                                                Shares     Amount                       Shares     Amount

Shares sold . . . . . . . . . . . . . . . . .   94,619     $ 1,505,210                  261,500    $ 3,181,058
Shares issued to shareholders in
reinvestment of distributions from
net investment income and
realized gains from security
transactions . . . . . . . . . . . . . . .       8,317         144,718                        0              0
                                                ------      ----------                  -------    -----------
                                               102,936     $ 1,649,928                  261,500    $ 3,181,058

Shares repurchased . . . . . . . . . . .      (901,174)    $(13,881,080)               (848,930)   $(10,867,456)
                                               -------     -----------                  -------    -----------
Net Increase (Decrease). . . . . . . . .      (798,238)    $(12,231,152)               (587,430)   $ (7,686,398)

Note F-Repurchase Agreement

On a daily basis, the Fund invests any cash balances into repurchase agreements hypothecated by U.S. Government obligations. Securities pledged as collateral for repurchase agreements are held by the Fund's custodian bank until maturity of the repurchase agreement. Provisions of the agreement ensure that the market value of the collateral is sufficient in the event of default. However, in the event of default or bankruptcy by the other party to the agreement, realization and/ or retention of the collateral may be subject to legal proceedings.

Note G-Committed Line of Credit

Short-term bank borrowings, which do not require maintenance of compensating balances, are generally on a demand basis and are at rates equal to adjusted money market interest rates in effect during the period in which such loans are outstanding. At December 31, 2010, the Fund had an unused line of credit amounting to $10,000,000. In addition the Fund pays a commitment fee of 0.125% per annum, payable at the end of each quarter based on the unused portion of the line of credit. The committed line of credit may be terminated at the bank's option at the annual renewal date.

The following information relates to aggregate short-term borrowings during the year ended December 31, 2010:

Average amount outstanding (total of daily outstanding principal balances divided by number of days with debt outstanding during the period) . . $552,089
Weighted average interest rate . . . . . . . . . . . . . . . . . . . .  . 1.48%

Note H-Additional Tax Information

Dividends paid during the fiscal year ended December 31, 2010 were $164,278, and such dividends were classified for tax purposes as ordinary income. There were no dividends paid during 2009.

As of December 31, 2010 the components of accumulated earnings (losses) on a tax basis were as follows:
                                                                        2010
                                                                        ----
Capital loss carryforward* . . . . . . . . . . . . . .  . . . . . $ (4,274,091)
Timing Differences . . . . . . . . . . . . . . . . . .  . . . . . . . (592,955)
Unrealized gains (losses) - net . . . . . . . . . . . . . . . . . . 26,292,299
                                                                  -------------
Total accumulated earnings (losses) - net . . . . . . . . . . . . . $21,425,253

* The capital loss carryforward will expire as follows:

                                                                Expiration
Year                                                            Amount
----                                                            ----------
2017 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $(4,274,091)

At December 31, 2010 the Fund's Post October loss deferral was $(592,955).

At December 31, 2010 the Fund's aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

                                                                        2010
                                                                        ----
Tax cost . . . . . . . . . . . . . . . . . . . . .  . . . . . . . . $72,176,741
Gross unrealized gain. . . . . . . . . . . . . . . . . . . . . . . . 26,930,842
Gross unrealized loss . . . . . . . . . . . . . . .. . . . . . . . . . (638,543)
                                                                    -----------
Net unrealized security gain (loss) . . . . . . . . . . . . . . . . $26,292,299

Note I-Securities Lending

The Fund may seek additional income by lending portfolio securities to qualified institutions. The Fund will receive cash as collateral in an amount equal to at least 102% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the Fund will bear the loss. At December 31, 2010, the value of securities loaned and the value of collateral was $4,954,523 and $5,085,407, respectively. During the year ended December 31, 2010, income from securities lending amounted to $9,112.

Note J-Fair Value Measurements

Accounting Standards Codification ASC 820, "Fair Value Measurements and Disclosures" (ASC 820) established a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The various inputs that may be used to determine the value of the Fund's investments are summarized in the following fair value hierarchy:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments).

The following table summarized the Fund's investment as of December 31, 2010, based on the inputs used to value them.

                        Level 1         Level 2         Level 3         Total
                        -------         -------         -------         -----
Common Stock . . . . $93,315,556              -               -   $93,315,556
Cash Equivalents . . $ 5,085,407              -               -   $ 5,085,407
Repurchase Agreement . . . . . -        $68,077               -      $ 68,077
                     -----------        -------         -------   -----------
                     $98,400,963        $68,077               -   $98,469,040


Report of Independent Registered Public
Accounting Firm

The Board of Trustees and Shareholders of
Northeast Investors Growth Fund:

We have audited the accompanying statement of assets and liabilities of Northeast Investors Growth Fund (the Fund), including the schedule of investments, as of December 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Northeast Investors Growth Fund at December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                        Ernst & Young LLP
Boston, Massachusetts
February 22, 2011


Trustees and Officers

TRUSTEES & OFFICERS

The Trustees of Northeast Investors Growth Fund are William A. Oates, Jr.,
John C. Emery, Michael Baldwin, and F. Washington Jarvis. Under Massachusetts Law, the Trustees are generally responsible for overseeing the operation and management of the Fund. The table below provides certain information about the Fund's Trustees and Officers. The mailing address for the Trustees and Officers of the Fund is 100 High Street, Boston, MA 02110-2301.

The Fund's Statement of Additional Information (SAI) contains additional information about the Trustees. To request a free copy, call the Fund at 800-225-6704 or visit our website at www.northeastinvestors.com.

                                                                        Principal
                                                                        Occupation(s)
                                                                        During the Past
                                                                        Five Years/and
Name/Age/Service*                       Position                        Other Directorships
-----------------                       --------                        -------------------

                        Affiliated Trustees and Fund Officers

Williams A. Oates, Jr.                  Trustee and President           Trustee and President of
Age: 68                                                                 Northeast Investors Growth
Years of Service: 30                                                    Fund; President and Director of
                                                                        Northeast Investment
                                                                        Management, Inc.

Gordon C. Barrett                       Senior Vice President, Chief    Chief Financial Officer of
Age: 54                                 Financial Officer               Northeast Investors Growth
Years of Service: 17                                                    Fund and Northeast Investors
                                                                        Trust, and Officer of Northeast
                                                                        Investment Management, Inc.
                                                                        (until Oct. 2010)

Robert B. Minturn                       Clerk, Vice President, And      Officer of Northeast Investors
Age: 71                                 Chief Legal Officer             Trust; Officer of Northeast
Years of Service: 30                                                    Investors Growth Fund (Trustee
                                                                        until November 2008); Officer
                                                                        of Northeast Investment
                                                                        Management, Inc.

David A. Randall                        Chief Compliance Officer        Vice President of Northeast
Age: 44                                                                 Investors Growth Fund and
Years of Service: 10                                                    Northeast Investors Trust

                        Independent Trustees

John C. Emery                           Trustee                         Partner, Law Firm of Sullivan &
Age: 80                                                                 Worcester
Years of Service: 30

Michael Baldwin                         Trustee                         Partner, Baldwin Brothers,
Age: 70                                                                 Registered Investment Advisor
Years of Service: 11

F. Washington Jarvis                    Trustee                         Headmaster Emeritus at
Age: 71                                                                 Roxbury Latin School
Years of Service: 7


* The Trustees serve until their resignation or the appointment of a successor and the officers serve at the pleasure of the Trustees.

Trustees
-------------------------------------------------------------------------------
William A. Oates, Jr.                           Michael Baldwin
John C. Emery                                   F. Washington Jarvis

Officers
-------------------------------------------------------------------------------
William A. Oates, Jr., President
Gordon C. Barrett, Senior Vice President & Chief Financial Officer
Robert B. Minturn, Vice President, Clerk & Chief Legal Officer
David A. Randall, Vice President & Chief Compliance Officer
John F. Francini, Vice President
Nancy M. Mulligan, Vice President

Investment Advisor
-------------------------------------------------------------------------------
Northeast Management & Research Company, Inc.
100 High Street
Boston, Massachusetts 02110

Custodian
-------------------------------------------------------------------------------
State Street Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02111

Legal Counsel
-------------------------------------------------------------------------------
Mintz, Levin, Cohn, Ferris, Glovsky
and Popeo, P.C.
One Financial Center
Boston, Massachusetts 02111

Transfer Agent
-------------------------------------------------------------------------------
Northeast Investors Growth Fund
100 High Street
Boston, Massachusetts 02110

Independent Registered Public Accounting Firm
-------------------------------------------------------------------------------
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116-5072

This report is prepared for the information of the shareholders of Northeast Investors Growth Fund and must not be given to others unless preceded or accompanied by a copy of the current Prospectus by which all offerings of the Fund shares are made. It should be noted in reading this report and the letter to shareholders that the record of past performance is not a representation as to the Fund's future performance, and that the Fund's investments are subject to market risks.

For a free copy of the Fund's proxy voting guidelines and proxy voting record visit www.northeastinvestors.com/growth/proxypolicy.stm, call 1-800-225-6704 or visit the Securities and Exchange Commission (SEC)'s website at www.sec.gov.

Shares of the Fund are sold to investors at net asset value by

                        Northeast Investors Growth Fund
                                100 High Street
                          Boston, Massachusetts 02110
                          800-225-6704 - 617-523-3588
                           www.northeastinvestors.com


Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. A copy of the code of ethics has been filed as Exhibit to registrant's Report on Form N-CSR for its fiscal year ended December 31, 2003. The registrant has not made any amendment to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period.

Item 3. Audit Committee Financial Expert.

The registrant does not have an Audit Committee Financial Expert. Although the members of the registrant's Audit Committee have a variety of business and investment experience, none of them has been determined to meet the technical qualifications required in order to meet the definition of an Audit Committee Financial Expert under this Item. The registrant's trustee who is considered to be an "interested person" as defined in Section 2(a)(19) under the Investment Company of 1940, as amended, does possess such qualifications, but it has been determined that the Audit Committee should consist entirely of independent trustees. The Audit Committee, under its charter, has the ability to retain independent advisers if it deems it necessary or appropriate without the need to seek approval from the management of the Fund.

Item 4. Principal Accountant Fees and Services.

         (a) Audit Fees. The aggregate fees billed for the registrant's fiscal years ended December 31, 2010 and December 31, 2009 for professional services rendered by the registrant's principal accountant for audit of its annual financial statements or services that are normally provided by such accountant in connection with statutory and regulatory filings were $52,410, and $52,410 respectively.

         (b) Audit-Related Fees The aggregate fees billed for the registrant's fiscal year ended December 31, 2010 and December 31, 2009 for assurance and related services by the registrant's principal accountant reasonably related to the performance of audit of the registrant's financial statements and not reported under Paragraph (a) of this Item were $21,270 and $21,270 respectively. Such services consisted of a report of the Fund's transfer agent internal controls pursuant to rule 17AD-13, semi-annual report review and a report on the Fund's anti-money laundering controls and policies.

         (c) Tax Fees. The aggregate fees billed in the registrant's fiscal years ended December 31, 2010 and December 31, 2009 for professional services rendered by the registrant's principal accountant for tax matters were $8,760 and $8,760 respectively. Such services consisted of the preparation of the registrant's federal income and excise tax returns.

         (d) Other Fees. During the fiscal years ended December 31, 2010 and 2009 the aggregate fees billed for other services rendered by the registrant's principal accountant were $0.

         (e) It is the registrant's policy that all audit and non-audit services provided by the registrant's principal accountant be approved in advance by the Audit Committee, and all of the services described in Paragraphs
(a) - (d) of this item were so approved.

         (f) The registrant has been advised by its independent accountants that less than 50% of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for its fiscal year ended December 31, 2010 were attributed to work by persons other than the principal accountants' full-time, permanent employees.

         (g) No non-audit services were provided by the registrant's principal accountant to the registrant's investment adviser. There is no entity affiliated with registrant's investment adviser that provides ongoing services to the registrant.

         (h)      Not applicable to the registrant.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Schedule of Investments

Included as part of Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Manager of Closed-End Management Investment Companies

Not applicable to the registrant.

Item 9. Purchase of Equity Securities by Closed-End Management Company and Affiliated Purchasers

Not applicable to the registrant.


Item 10. Submission of Matters to a Vote of Security Holders.

No material changes have been made with respect to procedures by which shareholders may recommend nominees for trustee during the covered period.

Item 11. Controls and Procedures.

(a) The registrant's principal executive and financial officers, after evaluating the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended), have concluded that, based on such evaluation, the registrant's disclosure controls and procedures were effective as of a date within 90 days of the filing of this report.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a) 99.CERT Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to
         Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) 99.906CERT A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.








                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Northeast Investors Growth Fund

By (Signature and Title)
                                    William A. Oates, Jr.
                                    President
                                    (principal executive officer)

Date: March 10, 2011


By (Signature and Title)
                                    Gordon C. Barrett
                                    Chief Financial Officer
                                    (principal financial officer)

Date: March 10, 2011


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
                                    William A. Oates, Jr.
                                    President
                                    (principal executive officer)

Date: March 10, 2011


By (Signature and Title)
                                    Gordon C. Barrett
                                    Chief Financial Officer
                                    (principal financial officer)

Date: March 10, 2011

                                 Exhibit 99.CERT

         Certification Pursuant to Section 302 of the Sarbanes-Oxley Act

I, William A. Oates, Jr., certify that:

1. I have reviewed this report on Form N-CSR of Northeast Investors Growth Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                  (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

                  (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



Date: March 10, 2011
                                            William A. Oates, Jr.
                                            President
                                            (principal executive officer)





         Certification Pursuant to Section 302 of the Sarbanes-Oxley Act

I, Gordon C. Barrett, certify that:

1.       I have reviewed this report on Form N-CSR of Northeast Investors Growth
Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                  (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

                  (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: March 10, 2011
                                            Gordon C. Barrett
                                            Chief Financial Officer
                                            (principal financial officer)






                               Exhibit 99.906CERT

     Certification Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Pursuant to section 906 of the Sarbanes-Oxley Act of 2002 (subsections (a) and (b) of section 1350, chapter 63 of title 18, United States Code), each of the undersigned officers of Northeast Investors Growth Fund, a Massachusetts business trust (the "Registrant"), does hereby certify, to such officer's knowledge, that:

The report on Form N-CSR for the period ended December 31, 2010 of the Registrant (the "Form N-CSR") fully complies with the requirements of
Section 13(a) or 15(d) of the Securities Exchange Act of 1934, and the information contained in the N-CSR fairly presents, in all material respects, the financial condition and results of operations of the Registrant.



Dated:  March 10, 2011
                                            William A. Oates, Jr.
                                            President
                                            (Principal Executive Officer)


Dated:  March 10, 2011
                                            Gordon C. Barrett
                                            Chief Financial Officer
                                            (Principal Financial Officer)

The foregoing certification is being furnished solely pursuant to section 906 of the Sarbanes-Oxley Act of 2002 and is not being filed as a separate disclosure document.

A signed original of this written statement required by Section 906 has been provided to the Registrant and will be retained by the Registrant and furnished to the Securities and Exchange Commission or its staff upon request.